                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-5448
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                          TOTAL RETURN VARIABLE ACOUNT
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                               James F. DesMarais
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: December 31
-------------------------------------------------------------------------------

                    Date of reporting period: March 31, 2005
-------------------------------------------------------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

                                    COMPASS

                                             PROFESSIONALLY MANAGED COMBINATION
                                                       FIXED/VARIABLE ANNUITIES
                                                   FOR PERSONAL INVESTMENTS AND
                                                     QUALIFIED RETIREMENT PLANS

QUARTERLY PORTFOLIO HOLDINGS o March 31, 2005

Total Return Variable Account


                                                                      Issued by
                                    Sun Life Assurance Company of Canada (U.S),
                                                   A Wholly Owned Subsidiary of
                                       Sun Life of Canada (U.S.) Holdings, Inc.

ANNUITIES ARE DESIGNED FOR LONG-TERM RETIREMENT INVESTING. PROSPECTUSES FOR THE VARIABLE ANNUITY PRODUCT AND THE VARIABLE INVESTMENT OPTIONS CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ BOTH PROSPECTUSES CAREFULLY BEFORE INVESTING AS THEY CONTAIN COMPLETE INFORMATION ON THE INVESTMENT OBJECTIVES AND RISKS, CHARGES, EXPENSES SUCH AS MORTALITY AND EXPENSE RISK, ANY OPTIONAL DEATH AND LIVING BENEFIT CHARGES, AND SURRENDER AND INVESTMENT OPTION CHARGES. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUSES, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

The portfolio is actively managed, and current holdings may be different.

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PORTFOLIO OF INVESTMENTS    March 31, 2005 (Unaudited)
--------------------------------------------------------------------------------------------------------------

Total Return Variable Account

ISSUER                                                                            SHARES             VALUE
STOCKS - 60.8%

AEROSPACE - 1.8%
ITT Industries, Inc.                                                                 2,200        $    198,528
Lockheed Martin Corp.                                                               39,690           2,423,471
Northrop Grumman Corp.                                                              10,100             545,198
United Technologies Corp.                                                            4,360             443,238
                                                                                                  ------------
                                                                                                  $  3,610,435
                                                                                                  ------------

ALCOHOLIC BEVERAGES - 0.1%
Diageo PLC                                                                          12,360        $    174,075
                                                                                                  ------------

AUTOMOTIVE - 0.4%
SPX Corp.                                                                           11,940        $    516,763
Toyota Motor Corp.                                                                   6,100             227,032

                                                                                                  ------------
                                                                                                  $    743,795
                                                                                                  ------------

BANKS & CREDIT COMPANIES - 8.9%
American Express Co.                                                                13,610        $    699,146
Bank of America Corp.                                                               87,952           3,878,683
Citigroup, Inc.                                                                     63,406           2,849,466
Countrywide Financial Corp.                                                          9,100             295,386
Fannie Mae                                                                          12,470             678,992
Freddie Mac                                                                         20,190           1,276,008
J.P. Morgan Chase & Co.                                                             88,228           3,052,689
MBNA Corp.                                                                          17,790             436,745
PNC Financial Services Group, Inc.                                                  43,160           2,221,877
SunTrust Banks, Inc.                                                                18,630           1,342,664
U.S. Bancorp                                                                        15,442             445,038
Wells Fargo & Co.                                                                    8,230             492,154
                                                                                                  ------------
                                                                                                  $ 17,668,848
                                                                                                  ------------

BIOTECHNOLOGY - 0.3%
MedImmune, Inc.*                                                                    28,540        $    679,537
                                                                                                  ------------

BROADCAST & CABLE TV - 3.2%
Comcast Corp., "Special A"*                                                          2,320        $     77,488
Dex Media, Inc.                                                                     10,840             223,846
Interpublic Group of Cos., Inc.*                                                    92,400           1,134,672
News Corp., "A"                                                                     20,610             348,721
Time Warner, Inc.*                                                                  33,990             596,525
Viacom, Inc., "B"                                                                   78,768           2,743,489
Walt Disney Co.                                                                     43,100           1,238,263
                                                                                                  ------------
                                                                                                  $  6,363,004
                                                                                                  ------------

BROKERAGE & ASSET MANAGERS - 3.2%
Franklin Resources, Inc.                                                             6,260        $    429,749
Goldman Sachs Group, Inc.                                                            9,150           1,006,409
Lehman Brothers Holdings, Inc.                                                       2,220             209,035
Mellon Financial Corp.                                                              75,970           2,168,184
Merrill Lynch & Co., Inc.                                                           31,550           1,785,730
Morgan Stanley                                                                      14,320             819,820
                                                                                                  ------------
                                                                                                  $  6,418,927
                                                                                                  ------------

BUSINESS SERVICES - 0.6%
Accenture Ltd., "A"*                                                                37,220        $    898,863
Fiserv, Inc.*                                                                        4,880             194,224
                                                                                                  ------------
                                                                                                  $  1,093,087
                                                                                                  ------------

CHEMICALS - 1.7%
3M Co.                                                                               3,500        $    299,915
Dow Chemical Co.                                                                    13,630             679,456
E.I. du Pont de Nemours & Co.                                                       10,110             518,036
Monsanto Co.                                                                         2,620             168,990
Nalco Holding Co.*                                                                  20,720             390,158
PPG Industries, Inc.                                                                14,010           1,001,995
Syngenta AG                                                                          3,080             321,582
                                                                                                  ------------
                                                                                                  $  3,380,132
                                                                                                  ------------

COMPUTER SOFTWARE - 1.2%
Microsoft Corp.                                                                      8,990        $    217,288
Oracle Corp.*                                                                       22,650             282,672
Symantec Corp.*                                                                     89,050           1,899,437
                                                                                                  ------------
                                                                                                  $  2,399,397
                                                                                                  ------------

COMPUTER SOFTWARE - SYSTEMS - 0.8%
Dell, Inc.*                                                                          4,890        $    187,874
Hewlett-Packard Co.                                                                  7,420             162,795
International Business Machines Corp.                                                  770              70,363
Sun Microsystems, Inc.*                                                            204,100             824,564
Xerox Corp.*                                                                        17,020             257,853
                                                                                                  ------------
                                                                                                  $  1,503,449
                                                                                                  ------------

CONSTRUCTION - 1.0%
Masco Corp.                                                                         55,720        $  1,931,812
                                                                                                  ------------

CONSUMER GOODS & SERVICES - 0.9%
Gillette Co.                                                                        19,130        $    965,682
Kimberly-Clark Corp.                                                                12,740             837,400
                                                                                                  ------------
                                                                                                  $  1,803,082
                                                                                                  ------------

CONTAINERS - 1.1%
Owens-Illinois, Inc.*                                                               74,910        $  1,883,237
Smurfit-Stone Container Corp.*                                                      21,760             336,627
                                                                                                  ------------
                                                                                                  $  2,219,864
                                                                                                  ------------

ELECTRICAL EQUIPMENT - 2.2%
Cooper Industries Ltd., "A"                                                          3,570        $    255,326
Emerson Electric Co.                                                                 6,020             390,879
General Electric Co.                                                                40,310           1,453,579
Hubbell, Inc., "B"                                                                   3,950             201,845
Tyco International Ltd.                                                             58,360           1,972,568
                                                                                                  ------------
                                                                                                  $  4,274,197
                                                                                                  ------------

ELECTRONICS - 0.2%
Analog Devices, Inc.                                                                11,390        $    411,635
                                                                                                  ------------

ENERGY - INDEPENDENT - 1.9%
Apache Corp.                                                                         3,900        $    238,797
Devon Energy Corp.                                                                  39,450           1,883,738
EnCana Corp.                                                                         5,400             380,268
EOG Resources, Inc.                                                                 10,680             520,543
Unocal Corp.                                                                        11,120             685,993
                                                                                                  ------------
                                                                                                  $  3,709,339
                                                                                                  ------------

ENERGY - INTEGRATED - 2.9%
BP PLC, ADR                                                                         19,310        $  1,204,944
ConocoPhillips                                                                       9,330           1,006,147
Exxon Mobil Corp.                                                                   33,442           1,993,143
TOTAL S.A., ADR                                                                     12,260           1,437,240
                                                                                                  ------------
                                                                                                  $  5,641,474
                                                                                                  ------------
FOOD & DRUG STORES - 0.1%
Rite Aid Corp.*                                                                     40,120        $    158,875
                                                                                                  ------------

FOOD & NON-ALCOHOLIC BEVERAGES - 2.0%
Archer Daniels Midland Co.                                                          19,810        $    486,930
General Mills, Inc.                                                                 24,940           1,225,801
H.J. Heinz Co.                                                                      16,260             599,018
Kellogg Co.                                                                         12,800             553,856
Nestle S.A                                                                             709             193,956
PepsiCo, Inc.                                                                       11,790             625,224
Sara Lee Corp.                                                                      14,290             316,666
                                                                                                  ------------
                                                                                                  $  4,001,451
                                                                                                  ------------

FOREST & PAPER PRODUCTS - 1.0%
Bowater, Inc.                                                                       28,090        $  1,058,150
International Paper Co.                                                             24,750             910,553
                                                                                                  ------------
                                                                                                  $  1,968,703
                                                                                                  ------------

GAMING & LODGING - 0.2%
Cendant Corp.                                                                       19,290        $    396,217
                                                                                                  ------------

GENERAL MERCHANDISE - 0.3%
Family Dollar Stores, Inc.                                                           8,420        $    255,631
Wal-Mart Stores, Inc.                                                                5,400             270,594
                                                                                                  ------------
                                                                                                  $    526,225
                                                                                                  ------------

INSURANCE - 3.2%
AFLAC, Inc.                                                                         13,600        $    506,736
Allstate Corp.                                                                      39,110           2,114,287
Chubb Corp.                                                                          2,410             191,041
Conseco, Inc.*                                                                      50,600           1,033,252
Genworth Financial, Inc., "A"                                                       10,600             291,712
Hartford Financial Services Group, Inc.                                             18,740           1,284,814
MetLife, Inc.                                                                       20,620             806,242
                                                                                                  ------------
                                                                                                  $  6,228,084
                                                                                                  ------------

LEISURE & TOYS - 0.4%
Hasbro, Inc.                                                                         7,390        $    151,126
Mattel, Inc.                                                                        31,340             669,109
                                                                                                  ------------
                                                                                                  $    820,235
                                                                                                  ------------

MACHINERY & TOOLS - 0.9%
Caterpillar, Inc.                                                                    1,380        $    126,187
Deere & Co.                                                                          6,780             455,141
Finning International, Inc.+                                                           460              12,502
Illinois Tool Works, Inc.                                                            4,060             363,492
Ingersoll-Rand Co. Ltd., "A"                                                         2,480             197,532
Precision Castparts Corp.                                                            4,280             329,603
Sandvik AB                                                                           7,380             306,852
                                                                                                  ------------
                                                                                                  $  1,791,309
                                                                                                  ------------

MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.8%
Apria Healthcare Group, Inc.*                                                       15,480        $    496,908
Tenet Healthcare Corp.*                                                             90,860           1,047,616
                                                                                                  ------------
                                                                                                  $  1,544,524
                                                                                                  ------------

MEDICAL EQUIPMENT - 0.2%
Baxter International, Inc.                                                           5,480        $    186,210
Boston Scientific Corp.*                                                             5,700             166,953
                                                                                                  ------------
                                                                                                  $    353,163
                                                                                                  ------------

METALS & MINING - 0.2%
BHP Billiton PLC                                                                    27,050        $    363,092
                                                                                                  ------------

NATURAL GAS - DISTRIBUTION - 0.3%
AGL Resources, Inc.                                                                  8,290        $    289,570
NiSource, Inc.                                                                      12,721             289,912
                                                                                                  ------------
                                                                                                  $    579,482
                                                                                                  ------------

OIL SERVICES - 2.3%
BJ Services Co.                                                                     10,010        $    519,319
Cooper Cameron Corp.*                                                               15,100             863,871
GlobalSantaFe Corp.                                                                 39,560           1,465,302
Noble Corp.                                                                         31,925           1,794,504
                                                                                                  ------------
                                                                                                  $  4,642,996
                                                                                                  ------------

PHARMACEUTICALS - 4.5%
Abbott Laboratories                                                                 36,540        $  1,703,495
Eli Lilly & Co.                                                                      1,640              85,444
Johnson & Johnson                                                                   20,180           1,355,289
Merck & Co., Inc.                                                                   80,290           2,598,987
Novartis AG                                                                          3,160             147,401
Pfizer, Inc.                                                                         4,910             128,986
Roche Holding AG                                                                     2,220             237,913
Wyeth                                                                               60,970           2,571,715
                                                                                                  ------------
                                                                                                  $  8,829,230
                                                                                                  ------------

PRINTING & PUBLISHING - 0.5%
Reed Elsevier PLC                                                                   62,440        $    646,575
Tribune Co.                                                                          6,880             274,306
                                                                                                  ------------
                                                                                                  $    920,881
                                                                                                  ------------

RAILROAD & SHIPPING - 0.2%
Burlington Northern Santa Fe Corp.                                                   8,270        $    446,001
                                                                                                  ------------

RESTAURANTS - 0.1%
McDonald's Corp.                                                                     7,610        $    236,975
                                                                                                  ------------

SPECIALTY CHEMICALS - 0.5%
Air Products & Chemicals, Inc.                                                      12,310        $    779,100
Praxair, Inc.                                                                        2,530             121,086
                                                                                                  ------------
                                                                                                  $    900,186
                                                                                                  ------------

SPECIALTY STORES - 1.5%
Circuit City Stores, Inc.                                                            6,300        $    101,115
Gap, Inc.                                                                           66,470           1,451,705
Lowe's Cos., Inc.                                                                    3,300             188,397
OfficeMax, Inc.                                                                     20,300             680,050
TJX Cos., Inc.                                                                      25,130             618,952
                                                                                                  ------------
                                                                                                  $  3,040,219
                                                                                                  ------------

TELECOMMUNICATIONS - WIRELESS - 0.5%
Vodafone Group PLC, ADR                                                             40,494        $  1,075,521
                                                                                                  ------------

TELECOMMUNICATIONS - WIRELINE - 1.7%
Cisco Systems, Inc.*                                                                 8,960        $    160,294
Nokia Corp., ADR                                                                    98,250           1,515,998
Nortel Networks Corp.*                                                             627,470           1,712,993
                                                                                                  ------------
                                                                                                  $  3,389,285
                                                                                                  ------------

TELEPHONE SERVICES - 3.9%
SBC Communications, Inc.                                                            20,744        $    491,425
Sprint Corp.                                                                       168,780        $  3,839,745
Verizon Communications, Inc.                                                        97,766           3,470,693
                                                                                                  ------------
                                                                                                  $  7,801,863
                                                                                                  ------------

TOBACCO - 1.0%
Altria Group, Inc.                                                                  30,650        $  2,004,204
                                                                                                  ------------

TRUCKING - 0%
CNF, Inc.                                                                            1,400        $     65,506
                                                                                                  ------------

UTILITIES - ELECTRIC POWER - 2.1%
Calpine Corp.*                                                                     207,870        $    582,036
Cinergy Corp.                                                                        8,180             331,454
Dominion Resources, Inc.                                                            13,690           1,018,947
Entergy Corp.                                                                       11,180             789,979
Exelon Corp.                                                                         9,420             432,284
FPL Group, Inc.                                                                      1,600              64,240
PPL Corp.                                                                            9,480             511,825
Public Service Enterprise Group, Inc.                                                2,800             152,292
TXU Corp.                                                                            3,710             295,427
                                                                                                  ------------
                                                                                                  $  4,178,484
                                                                                                  ------------
Total Stocks (Identified Cost, $105,691,857)                                                      $120,288,800
                                                                                                  ------------

BONDS - 38.1%

ISSUER                                                                          PAR AMOUNT               VALUE

ADVERTISING & BROADCASTING - 0.1%
News America Holdings, 8.5%, 2025                                               $   99,000        $    122,776
News America, Inc., 6.2%, 2034##                                                    92,000              90,966
                                                                                                  ------------
                                                                                                  $    213,742
                                                                                                  ------------

AEROSPACE - 0.5%
BAE Systems Holdings, Inc., 6.4%, 2011##                                        $  223,000        $    242,450
Boeing Capital Corp., 6.5%, 2012                                                   373,000             404,666
Northrop Grumman Corp., 7.75%, 2031                                                326,000             412,075
                                                                                                  ------------
                                                                                                  $  1,059,191
                                                                                                  ------------

AIRLINES - 0.1%
Continental Airlines, Inc., 6.648%, 2017                                        $  179,852        $    170,694
                                                                                                  ------------

ALCOHOLIC BEVERAGES - 0.1%
Miller Brewing Co., 5.5%, 2013##                                                $  276,000        $    280,602
                                                                                                  ------------

ASSET BACKED & SECURITIZED - 2.6%
AmeriCredit Automobile
Receivables Trust, 2.18%, 2008                                                  $  236,000        $    233,469
Bear Stearns Commercial
Mortgage Securities, Inc., 6.8%, 2008                                              188,985             194,918
Bear Stearns Commercial
Mortgage Securities, Inc., 5.116%, 2041                                             82,288              82,211
Beneficial Home Equity Loan
Trust, FRB, 2.97%, 2037                                                            256,558             255,837
Blackrock Capital Finance LP, 7.75%, 2026##                                         62,194              62,893
CRIIMI MAE CMBS Corp., 6.7%, 2008##                                                190,000             195,687
CRIIMI MAE Commercial Mortgage Trust, 7%, 2035##                                   320,000             336,381
Chase Commercial Mortgage
Securities Corp., 7.543%, 2009                                                      96,289             102,454
Chase Commercial Mortgage
Securities Corp., 6.39%, 2030                                                      369,000             389,973
Citibank Credit Card Issuance Trust, 6.65%, 2008                                   623,000             640,925
Countrywide Asset-Backed Certificates, 4.823%, 2035                                 75,000              75,000
Credit Suisse First Boston
Mortgage Securities Corp., 6.38%, 2035                                              35,000              37,581
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031                            204,715             214,084
Falcon Franchise Loan LLC, 7.382%, 2010##                                           54,895              57,071
First Union-Lehman Brothers Bank of America, 6.56%, 2035                           100,897             106,296
First Union-Lehman Brothers Commercial Mortgage Trust, 7.38%, 2029                  62,512              65,477
First Union-Lehman Brothers Commercial Mortgage Trust, 6.65%, 2029                  30,442              31,862
Goldman Sachs Mortgage Securities Corp., 6.06%, 2030                               121,849             122,680
Greenwich Capital Commercial Funding Corp., 5.317%, 2036                            60,728              61,783
Greenwich Capital Commercial Funding Corp., 4.305%, 2042                           107,385             105,645
J.P. Morgan Chase Commercial Mortgage Securities Corp., 5.2149%, 2041               39,903              40,480
J.P. Morgan Chase Commercial Mortgage Securities Corp., 5.038%, 2046               197,476             194,972
J.P. Morgan Commercial Mortgage Finance Corp., 6.613%, 2030                        175,000             183,388
Merrill Lynch Mortgage Investors, Inc., 6.39%, 2030                                 75,790              79,103
Morgan Stanley Capital I, 0.9411%, 2030^^                                        8,611,606             185,927
Morgan Stanley Capital I, 5.16%, 2042                                               48,533              48,773
Mortgage Capital Funding, Inc., 6.337%, 2031                                       325,564             341,048
Multi-Family Capital Access One, Inc., 6.65%, 2024                                  54,391              58,307
Residential Asset Mortgage Products, Inc., 4.109%, 2029                            112,691             111,098
Residential Asset Mortgage Products, Inc., 3.8%, 2030                              100,827             100,594
Residential Asset Mortgage Products, Inc., 4.9708%, 2034                            92,000              90,720
Structured Asset Securities Corp., 4.67%, 2035                                     298,098             295,378
Wachovia Bank Commercial Mortgage Trust, 5.083%, 2042                               75,000              74,921
Wachovia Bank Commerical Mortgage Trust, 4.847%, 2041                               50,000              49,005
                                                                                                  ------------
                                                                                                  $  5,225,941
                                                                                                  ------------

AUTOMOTIVE - 0.6%
DaimlerChrysler N.A. Holdings Corp., 8%, 2010                                   $   69,000        $     76,712
DaimlerChrysler N.A. Holdings Corp., 6.5%, 2013                                    107,000             111,277
Ford Motor Co., 7.45%, 2031                                                        125,000             113,073
Ford Motor Credit Co., 7.75%, 2007                                                  80,000              82,834
Ford Motor Credit Co., 7.375%, 2009 - 2011                                         171,000             170,490
Ford Motor Credit Co., 7.875%, 2010                                                180,000             183,255
General Motors Acceptance Corp., 5.125%, 2008                                       73,000              67,588
General Motors Acceptance Corp., 7.25%, 2011                                       165,000             153,194
General Motors Corp., 8.375%, 2033                                                 224,000             191,684
                                                                                                  ------------
                                                                                                  $  1,150,107
                                                                                                  ------------

BANKS & CREDIT COMPANIES - 1.6%
Abbey National Capital Trust I, 8.963% to 2030, 5.945% to 2049                  $  179,000        $    251,812
Bank of America Corp., 7.4%, 2011                                                  299,000             337,076
Citigroup, Inc., 5%, 2014                                                          200,000             196,355
Credit Suisse First Boston (USA), Inc., 4.625%, 2008                                92,000              92,414
Credit Suisse First Boston (USA), Inc., 4.125%, 2010                               215,000             208,453
DBS Capital Funding Corp., 7.657% to 2011, 6.32% to 2049##                         170,000             192,574
HBOS Capital Funding LP, 6.071% to 2014, 5.02% to 2049,##                          100,000             104,701
J.P. Morgan Chase & Co., 5.125%, 2014                                              150,000             147,627
Mizuho Financial Group, Inc., 5.79%, 2014##                                        103,000             104,370
Popular North America, Inc., 4.25%, 2008                                           211,000             209,585
RBS Capital Trust II, 6.425% to 2034, 5.0625% to 2049                              161,000             172,008
Socgen Real Estate LLC, 7.64% to 2007, 5.962% to 2049##                            361,000             386,668
UFJ Finance Aruba AEC, 6.75%, 2013                                                  45,000              48,447
UniCredito Italiano Capital Trust II, 9.2% to 2010, 6.47% to 2049##                208,000             247,402
Wachovia Corp., 5.25%, 2014                                                        150,000             150,427
Wells Fargo National Bank Assn., 4.75%, 2015                                       315,000             305,303
                                                                                                  ------------
                                                                                                  $  3,155,222
                                                                                                  ------------

BROADCAST & CABLE TV - 0.4%
Cox Communications, Inc., 4.625%, 2013                                          $  159,000        $    148,160
TCI Communications Financing III, 9.65%, 2027                                      425,000             480,519
Time Warner Entertainment Co. LP, 10.15%, 2012                                       1,000               1,271
Time Warner Entertainment Co. LP, 8.375%, 2033                                  $   75,000        $     94,282
                                                                                                  ------------
                                                                                                  $    724,232
                                                                                                  ------------

BROKERAGE & ASSET MANAGERS - 0.5%
Goldman Sachs Group, Inc., 5.7%, 2012                                           $  247,000        $    254,287
Lehman Brothers Holdings, Inc., 8.25%, 2007                                        334,000             361,749
Merrill Lynch & Co., Inc., 5.45%, 2014                                              82,000              82,586
Morgan Stanley Group, Inc., 6.75%, 2011                                            156,000             170,028
Morgan Stanley Group, Inc., 4.75%, 2014                                             78,000              74,265
                                                                                                  ------------
                                                                                                  $    942,915
                                                                                                  ------------

BUILDING - 0.1%
CRH North America, Inc., 6.95%, 2012                                            $  208,000        $    228,391
                                                                                                  ------------

CHEMICALS - 0.1%
Dow Chemical Co., 5.75%, 2008                                                   $  162,000        $    168,267

CONGLOMERATES - 0.1%
Kennametal, Inc., 7.2%, 2012                                                    $  211,000        $    233,160
Tyco International Group S.A., 6.75%, 2011                                          40,000              43,343
                                                                                                  ------------
                                                                                                  $    276,503
                                                                                                  ------------

CONSUMER GOODS & SERVICES - 0.1%
Cendant Corp., 6.875%, 2006                                                     $  147,000        $    152,144
Cendant Corp., 6.25%, 2008                                                          90,000              93,676
                                                                                                  ------------
                                                                                                  $    245,820
                                                                                                  ------------

DEFENSE ELECTRONICS - 0.1%
Raytheon Co., 6.15%, 2008                                                       $  114,000        $    119,267
                                                                                                  ------------

EMERGING MARKET QUASI-SOVEREIGN - 0%
Pemex Project Funding Master Trust, 8.625%, 2022                                $   39,000        $     44,314
                                                                                                  ------------

EMERGING MARKET SOVEREIGN - 0.3%
State of Israel, 4.625%, 2013                                                   $  112,000        $    107,552
United Mexican States, 6.625%, 2015                                                213,000             221,946
United Mexican States, 8.125%, 2019                                                 85,000              97,410
United Mexican States, 8%, 2022                                                     55,000              62,425
                                                                                                  ------------
                                                                                                  $    489,333
                                                                                                  ------------

ENERGY - INDEPENDENT - 0.2%
Devon Financing Corp. U.L.C., 6.875%, 2011                                      $  142,000        $    156,346
EnCana Holdings Finance Corp., 5.8%, 2014                                           98,000             102,583
Kerr-McGee Corp., 6.95%, 2024                                                       77,000              79,054
Pioneer Natural Resource Co., 5.875%, 2016                                          90,000              92,040
                                                                                                  ------------
                                                                                                  $    430,023
                                                                                                  ------------

ENERGY - INTEGRATED - 0%
Amerada Hess Corp., 7.3%, 2031 $                                                    62,000        $     69,916
                                                                                                  ------------

ENTERTAINMENT - 0.1%

Walt Disney Co., 6.75%, 2006                                                    $   69,000        $     70,833
Walt Disney Co., 6.375%, 2012                                                       98,000             105,347
                                                                                                  ------------
                                                                                                  $    176,180
                                                                                                  ------------

FINANCIAL INSTITUTIONS - 0.5%
General Electric Capital Corp., 7.5%, 2005                                      $  536,000        $    538,677
General Electric Capital Corp., 8.75%, 2007                                        130,000             141,891
SLM Corp., 4%, 2009                                                                153,000             149,666
SLM Corp., 5.375%, 2013                                                            195,000             200,782
                                                                                                  ------------
                                                                                                  $  1,031,016
                                                                                                  ------------

FOOD & NON-ALCOHOLIC BEVERAGES - 0.2%
Cadbury Schweppes PLC, 5.125%, 2013##                                           $  270,000        $    268,257
Kraft Foods, Inc., 6.25%, 2012                                                     142,000             152,654
                                                                                                  ------------
                                                                                                  $    420,911
                                                                                                  ------------

FOREST & PAPER PRODUCTS - 0.2%
MeadWestvaco Corp., 6.8%, 2032 $                                                    69,000        $     75,700
Weyerhaeuser Co., 6.75%, 2012##                                                    254,000             278,978
                                                                                                  ------------
                                                                                                  $    354,678
                                                                                                  ------------

INSURANCE - 0.7%
AIG SunAmerica Global Financing II, 7.6%, 2005##                                $  444,000        $    447,637
AIG SunAmerica Institutional Funding II, 5.75%, 2009                               441,000             458,446
MetLife, Inc., 6.5%, 2032                                                          180,000             196,683
Prudential Financial, Inc., 5.1%, 2014                                              80,000              79,208
Prudential Funding Corp., 6.6%, 2008##                                             179,000             189,791
                                                                                                  ------------
                                                                                                  $  1,371,765
                                                                                                  ------------

INSURANCE - PROPERTY & CASUALTY - 0.2%
Allstate Corp., 6.125%, 2032                                                    $  185,000        $    194,767
Fund American Cos., Inc., 5.875%, 2013                                             117,000             118,791
Safeco Corp., 4.875%, 2010                                                          32,000              32,061
Travelers Property Casualty
Corp., 6.375%, 2033                                                                 84,000              86,673
                                                                                                  ------------
                                                                                                  $    432,292
                                                                                                  ------------

INTERNATIONAL MARKET QUASI-SOVEREIGN - 0.1%
Hydro-Quebec, 6.3%, 2011                                                        $  262,000        $    283,331
                                                                                                  ------------

INTERNATIONAL MARKET SOVEREIGN - 0.2%
Republic of Italy, 4.625%, 2005                                                 $  363,000        $    364,354
                                                                                                  ------------

MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.1%
HCA, Inc., 8.75%, 2010                                                          $   40,000        $     44,983
HCA, Inc., 6.95%, 2012                                                             139,000             144,276
                                                                                                  ------------
                                                                                                  $    189,259
                                                                                                  ------------

MORTGAGE BACKED - 13.6%
Fannie Mae, 5.722%, 2009                                                        $  830,000        $    857,725
Fannie Mae, 4.01%, 2013                                                             19,587              18,523
Fannie Mae, 4.63%, 2014                                                             48,368              47,403
Fannie Mae, 4.518%, 2014                                                           178,632             174,123
Fannie Mae, 4.846%, 2014                                                            74,580              74,230
Fannie Mae, 0.99%, 2015                                                            271,216             269,097
Fannie Mae, 6%, 2016 - 2034                                                      3,488,240           3,578,577
Fannie Mae, 5.5%, 2016 - 2035                                                    7,859,848           7,907,296
Fannie Mae, 5%, 2018 - 2034                                                      1,784,012           1,783,643
Fannie Mae, 4.5%, 2018 - 2019                                                      928,291             909,087
Fannie Mae, 6.5%, 2028 - 2034                                                    1,798,591           1,871,528
Fannie Mae, 7.5%, 2031                                                              59,175              63,305
Freddic Mac, 5.5%, 2019                                                             17,206              17,571
Freddie Mac, 5%, 2017 - 2033                                                     1,521,754           1,503,045
Freddie Mac, 4.5%, 2018 - 2019                                                   1,146,594           1,124,786
Freddie Mac, 5.5%, 2019 - 2034                                                   1,494,115           1,501,341
Freddie Mac, 6%, 2019 - 2034                                                     1,972,961           2,024,721
Freddie Mac, 6.5%, 2034                                                            372,086             386,166
Ginnie Mae, 7.5%, 2023 - 2024                                                       79,883              86,117
Ginnie Mae, 6.5%, 2028 - 2028                                                      273,290             285,911
Ginnie Mae, 6%, 2033 - 2034                                                        823,070             846,326
Ginnie Mae, 5.5%, 2033                                                           1,298,050           1,311,369
Ginnie Mae, 4.5%, 2033                                                             104,000              99,711
Ginnie Mae, 5%, 2034                                                               174,578             172,413
                                                                                                  ------------
                                                                                                  $ 26,914,014
                                                                                                  ------------

NATURAL GAS - PIPELINE - 0.3%
CenterPoint Energy Resources Corp., 7.875%, 2013                                $   82,000        $     95,051
Kinder Morgan Energy Partners LP, 6.75%, 2011                                      315,000             341,741
Kinder Morgan Energy Partners LP, 7.75%, 2032                                      117,000             140,599
                                                                                                  ------------
                                                                                                  $    577,391
                                                                                                  ------------

OIL SERVICES - 0%
Halliburton Co., 5.5%, 2010                                                     $   50,000        $     51,442
                                                                                                  ------------

PHARMACEUTICALS - 0.1%
Wyeth, 5.5%, 2013                                                               $  123,000        $    125,032
                                                                                                  ------------

POLLUTION CONTROL - 0.1%
Waste Management, Inc., 7.375%, 2010                                            $  134,000        $    149,336
                                                                                                  ------------

Railroad & Shipping - 0.1%
CSX Corp., 6.75%, 2011                                                              35,000        $     38,196
Union Pacific Corp., 6.125%, 2012                                                   50,000              53,151
Union Pacific Corp., 5.375%, 2014                                                   49,000              49,541
                                                                                                  ------------
                                                                                                  $    140,888
                                                                                                  ------------

REAL ESTATE - 0.3%
Boston Properties, Inc., 5%, 2015 $                                                 42,000        $     40,463
EOP Operating LP, 6.8%, 2009                                                        29,000              30,966
HRPT Properties Trust, 6.25%, 2016                                                 115,000             121,519
Vornado Realty Trust, 5.625%, 2007                                                 383,000             392,526
                                                                                                  ------------
                                                                                                  $    585,474
                                                                                                  ------------

RESTAURANTS - 0%
YUM! Brands, Inc., 8.875%, 2011 $                                                   35,000        $     41,936
                                                                                                  ------------

SUPERMARKETS - 0.1%
Kroger Co., 6.75%, 2012                                                         $  102,000        $    111,161
                                                                                                  ------------

TELECOMMUNICATIONS - WIRELESS - 0.2%
AT&T Wireless Services, Inc., 7.35%, 2006                                       $  107,000        $    110,323
AT&T Wireless Services, Inc., 8.75%, 2031                                           78,000             102,907
Cingular Wireless LLC, 6.5%, 2011                                                   35,000              37,668
Sprint Capital Corp., 6.875%, 2028                                                 106,000             113,483
                                                                                                  ------------
                                                                                                  $    364,381
                                                                                                  ------------

TELECOMMUNICATIONS - WIRELINE - 0.9%
BellSouth Corp., 6.55%, 2034                                                    $  146,000        $    156,225
Deutsche Telekom International Finance B.V., 8.75%, 2030                           152,000             198,793
France Telecom S.A., 8%, 2011                                                       85,000              97,260
PCCW-HKTC Capital II Ltd., 6%, 2013##                                              150,000             154,256
SBC Communications, Inc., 5.1%, 2014                                               126,000             122,810
SBC Communications, Inc., 6.15%, 2034                                               35,000              35,065
Telecom Italia Capital, 5.25%, 2013                                                 60,000              59,278
Telecom Italia Capital, 6%, 2034##                                                  97,000              93,928
Telecomunicaciones de Puerto Rico, Inc., 6.65%, 2006                               270,000             276,492
Verizon New York, Inc., 6.875%, 2012                                               486,000             529,746
                                                                                                  ------------
                                                                                                  $  1,723,853
                                                                                                  ------------

U.S. GOVERNMENT AGENCIES - 4.3%
Fannie Mae, 3.25%, 2006                                                         $  100,000        $     99,221
Fannie Mae, 3%, 2007                                                               244,000             239,420
Fannie Mae, 5.25%, 2007                                                            397,000             406,314
Fannie Mae, 6.625%, 2009 - 2010                                                  3,428,000           3,765,852
Fannie Mae, 6%, 2011                                                               165,000             176,651
Fannie Mae, 4.625%, 2014                                                           250,000             244,744
Federal Home Loan Bank, 3.25%, 2006                                                315,000             312,666
Federal Home Loan Bank, 3.75%, 2006                                                940,000             936,490
Federal Home Loan Bank, 3.9%, 2008                                                  40,000              39,685
Freddie Mac, 2.875%, 2006                                                        1,405,000           1,381,050
Freddie Mac, 4.125%, 2009                                                           50,000              49,217
Small Business Administration, 4.35%, 2023                                          48,414              46,635
Small Business Administration, 4.77%, 2024                                         120,353             118,570
Small Business Administration, 5.18%, 2024                                         196,161             197,652
Small Business Administration, 5.52%, 2024                                         278,085             284,867
Small Business Administration, 4.99%, 2024                                         153,280             152,619
Small Business Administration, 4.95%, 2025                                         116,000             114,953
                                                                                                  ------------
                                                                                                  $  8,566,606
                                                                                                  ------------

U.S. TREASURY OBLIGATIONS - 7.0%
U.S. Treasury Bonds, 10.375%, 2012                                              $  140,000        $    162,192
U.S. Treasury Bonds, 8%, 2021                                                       37,000              50,245
U.S. Treasury Bonds, 6.25%, 2023                                                 2,489,000           2,898,032
U.S. Treasury Bonds, 5.375%, 2031                                                  693,000             755,289
U.S. Treasury Notes, 6.5%, 2005                                                    978,000             982,355
U.S. Treasury Notes, 5.75%, 2005                                                   665,000             675,105
U.S. Treasury Notes, 5.875%, 2005                                                  186,000             188,979
U.S. Treasury Notes, 7%, 2006                                                    2,545,000           2,652,567
U.S. Treasury Notes, 4.375%, 2007                                                  146,000             147,631
U.S. Treasury Notes, 4.75%, 2008 - 2014                                          1,948,000           1,994,716
U.S. Treasury Notes, 4%, 2009 - 2015                                               539,000             518,667
U.S. Treasury Notes, 4.25%, 2010 - 2014                                          1,134,238           1,231,368
U.S. Treasury Notes, 3%, 2012                                                    1,183,574           1,302,628
U.S. Treasury Notes, 3.875%, 2013                                                  199,000             192,089
                                                                                                  ------------
                                                                                                  $ 13,751,863
                                                                                                  ------------

UTILITIES - ELECTRIC POWER - 1.3%
DTE Energy Co., 7.05%, 2011                                                     $  238,000        $    263,345
Duke Capital Corp., 8%, 2019                                                       113,000             134,059
Exelon Generation Co. LLC, 6.95%, 2011                                              77,000              84,709
FirstEnergy Corp., 6.45%, 2011                                                     147,000             155,092
MidAmerican Energy Holdings Co., 3.5%, 2008                                        118,000             113,839
MidAmerican Energy Holdings Co., 5.875%, 2012                                       61,000              63,351
MidAmerican Funding LLC, 6.927%, 2029                                              454,000             512,097
Niagara Mohawk Power Corp., 7.75%, 2006                                              1,000               1,041
Northeast Utilities, 8.58%, 2006                                                   105,897             109,084
Oncor Electric Delivery Co., 7%, 2022##                                            202,000             228,663
PSEG Power LLC, 6.95%, 2012                                                         71,000              78,580
PSEG Power LLC, 8.625%, 2031                                                        91,000             120,840
Pacific Gas & Electric Co., 4.8%, 2014                                             125,000             121,674
System Energy Resources, Inc., 5.129%, 2014##                                      104,272             101,846
TXU Energy Co., 7%, 2013                                                           102,000             111,626
W3A Funding Corp., 8.09%, 2017                                                     337,724             364,819
                                                                                                  ------------
                                                                                                  $  2,564,665
                                                                                                  ------------
Total Bonds (Identified Cost, $75,103,198)                                                        $ 75,286,308
                                                                                                  ------------

SHORT-TERM OBLIGATION - 0.5%
General Electric Capital Corp., 2.84%, due 4/01/05, at Amortized Cost<          $1,087,000        $  1,087,000
                                                                                                  ------------

Total Return Variable Account
Total Investments
    (Identified Cost, $181,882,055) ~                                                             $196,662,108
                                                                                                  ------------
OTHER ASSETS, LESS LIABILITIES - 0.6%                                                                1,189,640
                                                                                                  ------------
NET ASSETS - 100.0%                                                                               $197,851,748
                                                                                                  ------------

 * Non-income producing security.
## SEC Rule 144A restriction.
 + Restricted security.
 < The rate shown represents an annualized yield at time of purchase.
 ~ As of March 31, 2005 the variable account had one security representing $12,502 and 0.01% of net assets that was fair valued in accordance with the policies adopted by the Board of Trustees.
^^ Interest only security for which the variable account receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

See attached schedules.

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

TOTAL RETURN VARIABLE ACCOUNT

SUPPLEMENTAL SCHEDULES (UNAUDITED) 03/31/2005

(1) Restricted Securities

At March 31, 2005, the variable account owned the following restricted securities which are subject to legal or contractual restrictions on resale, excluding securities issued under Rule 144A, constituting of 0.01% net assets which may not be publicly sold without registration under the Securities Act of 1933. The variable account does not have the right to demand that such securities be registered. The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees.

                                DATE OF
DESCRIPTION                   ACQUISITION     SHARES      COST          VALUE
-------------------------------------------------------------------------------
Finning International, Inc.    4/16/2004       460       $11,762       $12,502




(C)2005 MFS Investment Management
Variable annuities are distributed through Sun Life Financial Distributors, Inc.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (the "Act")) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: TOTAL RETURN VARIABLE ACCOUNT
            -------------------------------------------------------------------


By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                                  Robert J. Manning, President

Date: May 24, 2005
      ------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President (Principal Executive Officer)

Date: May 24, 2005
      ------------

By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 24, 2005
      ------------


* Print name and title of each signing officer under his or her signature.